Information about Operations by Business Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 89,175		$ 84,372		$ 176,514		$ 166,860		$ 341,684	[1]	$ 321,122	[1]
Income from operations	16,938		18,234		37,337		36,072		79,646		62,515
Merchant acquiring
Segment Reporting Information [Line Items]
Revenues	18,165		17,028		35,624		34,689		69,591		61,997
Income from operations	8,161		7,970		17,395		16,511		33,836		30,258
Payment processing
Segment Reporting Information [Line Items]
Revenues	30,603		29,019		59,826		57,248		116,019		105,184
Income from operations	11,719		12,756		25,270		25,065		53,682		45,031
Business solutions
Segment Reporting Information [Line Items]
Revenues	46,725		43,541		92,493		85,469		177,292		173,434
Income from operations	8,784		8,870		19,318		17,950		39,845		36,690
Other
Segment Reporting Information [Line Items]
Revenues	(6,318)	[2]	(5,216)	[2]	(11,429)	[2]	(10,546)	[2]	(21,218)	[2]	(19,493)	[2]
Income from operations	$ (11,726)	[3]	$ (11,362)	[3]	$ (24,646)	[3]	$ (23,454)	[3]	$ (47,717)	[4]	$ (49,464)	[4]

[1]	Revenues are based on subsidiaries' country of domicile.
[2]	Represents the elimination of intersegment revenues for services provided by the payment processing segment to the merchant acquiring segment, and other miscellaneous intersegment revenues.
[3]	Primarily represents non-operating depreciation and amortization expenses generated as a result of the Merger and certain non-recurring fees and expenses.
[4]	Represents certain incremental depreciation and amortization expenses generated as a result of the Merger non-recurring compensation and benefits expenses and professional fees.